Capital, Reserves and Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary interim dividend declared and paid of HK$1.630 (equivalent to approximately RMB1.356) (2020: HK$1.530 (equivalent to approximately RMB1.398); 2019: HK$1.527 (equivalent to approximately RMB1.343) per share	¥ 27,669	¥ 27,557	¥ 28,206
Ordinary final dividend proposed after the balance sheet date of HK$2.430 (equivalent to approximately RMB1.987) (2020: HK$1.760 (equivalent to approximately RMB1.481); 2019: HK$1.723 (equivalent to approximately RMB1.543)) per share	42,443	30,330	31,602
Dividends recognised as distributions to owners	70,112	57,887	59,808
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.760 (equivalent to approximately RMB1.481) (2020: HK$1.723 (equivalent to approximately RMB1.543); 2019: HK$1.391 (equivalent to approximately RMB1.219)) per share	29,988	32,180	25,097
Attributable to equity shareholders of the Company [member]
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.760 (equivalent to approximately RMB1.481) (2020: HK$1.723 (equivalent to approximately RMB1.543); 2019: HK$1.391 (equivalent to approximately RMB1.219)) per share	¥ 29,916	¥ 32,169	¥ 25,059